Information on stock options outstanding - Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2013	Jul. 31, 2011	Jul. 31, 2010
Options Outstanding	29,701,197	29,701,197	7,340,182	7,465,638
Weighted Average Exercise Price per Share	$ 0.08		$ 0.46	$ 0.49
Options Weighted Average Remaining Life (Years)	4 years 2 months 15 days
Options Aggregate Intrinsic Value	$ 812,259
Options Exercisable	29,641,197
Weighted Average Exercise Price per Share Exercisable	$ 0.08
Options Weighted Average Remaining Life (Years)	4 years 2 months 16 days
Options Aggregate Intrinsic Value	$ 812,259
Exercise Price 0.001
Options Range of Exercise Price	$ 0.001
Options Range of Exercise Price	$ 0.001
Options Outstanding		24,446,197
Weighted Average Exercise Price per Share		$ 0.001
Options Weighted Average Remaining Life (Years)	4 years 5 months 26 days
Options Exercisable	24,446,197
Weighted Average Exercise Price per Share Exercisable	$ 0.001
Options Weighted Average Remaining Life (Years)	4 years 5 months 26 days
Exercise Price 0.19 to 0.38
Options Range of Exercise Price	$ 0.19
Options Range of Exercise Price	$ 0.38
Options Outstanding		3,150,000
Weighted Average Exercise Price per Share		$ 0.28
Options Weighted Average Remaining Life (Years)	2 years 7 months 6 days
Options Exercisable	3,150,000
Weighted Average Exercise Price per Share Exercisable	$ 0.28
Options Weighted Average Remaining Life (Years)	2 years 7 months 6 days
Exercis Price 0.39 to 0.58
Options Range of Exercise Price	$ 0.39
Options Range of Exercise Price	$ 0.58
Options Outstanding		200,000
Weighted Average Exercise Price per Share		$ 0.56
Options Weighted Average Remaining Life (Years)	1 year 2 months 26 days
Options Exercisable	200,000
Weighted Average Exercise Price per Share Exercisable	$ 0.56
Options Weighted Average Remaining Life (Years)	1 year 2 months 26 days
Exercise Price 0.59 to 0.77
Options Range of Exercise Price	$ 0.59
Options Range of Exercise Price	$ 0.77
Options Outstanding		1,485,000
Weighted Average Exercise Price per Share		$ 0.63
Options Weighted Average Remaining Life (Years)	4 years 3 months 21 days
Options Exercisable	1,425,000
Weighted Average Exercise Price per Share Exercisable	$ 0.63
Options Weighted Average Remaining Life (Years)	4 years 3 months 21 days
Exercise Price 0.78 to 0.96
Options Range of Exercise Price	$ 0.78
Options Range of Exercise Price	$ 0.96
Options Outstanding		420,000
Weighted Average Exercise Price per Share		$ 0.94
Options Weighted Average Remaining Life (Years)	1 year 2 months 26 days
Options Exercisable	420,000
Weighted Average Exercise Price per Share Exercisable	$ 0.94
Options Weighted Average Remaining Life (Years)	1 year 2 months 26 days